ASSETS HELD FOR SALE AND INVENTORIES, NET - Summary (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
ASSETS HELD FOR SALE AND INVENTORIES, NET
Inventories, net	$ 932,657	$ 747,302
Assets held for sale, net	173,742	159,451
Total assets held for sale and inventories, net	$ 1,106,399	$ 906,753